UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA CALIFORNIA MONEY MARKET FUND - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2008

[LOGO OF USAA]
    USAA(R)









                        USAA CALIFORNIA MONEY MARKET Fund


                      1ST QUARTER Portfolio of Investments


                                 JUNE 30, 2008








                                                                      (Form N-Q)


48501-0808                                   (c)2008, USAA. All rights reserved.
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                              of INVESTMENTS


USAA CALIFORNIA MONEY MARKET FUND
JUNE 30, 2008 (UNAUDITED)

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(INS)     Principal and interest  payments are insured by one of the  following:
          AMBAC Assurance Corp., Assured Guaranty Corp., Berkshire Hathaway Assurance Corp., Financial Security Assurance Holdings Ltd, or National Indemnity Co. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
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                              of INVESTMENTS
                              (continued)


USAA CALIFORNIA MONEY MARKET FUND
JUNE 30, 2008 (UNAUDITED)

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Bayerische Landesbank, Citibank, N.A., Citigroup, Inc., Deutsche Bank, A.G., Deutsche Postbank, Dexia Credit Local, JP Morgan Chase & Co., JP Morgan Chase Bank, N.A., Landesbank Baden-Wurttemberg, Landesbank Hessen-Thuringen, Merrill Lynch & Co., Inc., Morgan Stanley, Societe Generale, U.S. Bank, N.A., or Wells Fargo & Co.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Merrill Lynch & Co. Inc. or Morgan Stanley.


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD       Community College District
PRE       Prerefunded to a date prior to maturity
SPEAR     Short Puttable Exempt Adjustable Receipts
USD       Unified School District
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  P O R T F O L I O
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                              of INVESTMENTS (in thousands)


USAA CALIFORNIA MONEY MARKET FUND
JUNE 30, 2008 (UNAUDITED)

    PRINCIPAL                                              COUPON             FINAL
       AMOUNT  SECURITY                                      RATE          MATURITY                   VALUE
 ----------------------------------------------------------------------------------------------------------
               VARIABLE-RATE DEMAND NOTES (89.6%)
               CALIFORNIA (78.0%)
$       2,195  Apple Valley (LOC - Allied Irish Banks
                    plc)                                     1.52%        9/01/2015         $         2,195
        3,985  Association of Bay Area Governments (LOC
                    - Branch Banking & Trust Co.)            1.50        10/01/2035                   3,985
       15,000      Bay Area Toll Auth. (INS)(LIQ)            9.00         4/01/2039                  15,000
        8,095  Educational Facilities Auth. (LIQ)(LOC -
                    U.S. Bank, N.A.) (a)                     1.53        12/01/2013                   8,095
        3,900  Educational Facilities Auth. (LOC -
                    Allied Irish Banks plc)                  1.55        12/01/2028                   3,900
       15,995  Golden State Tobacco Securitization Corp.
                    (INS)(LIQ) (a)                           1.58         6/01/2013                  15,995
        7,565  Golden State Tobacco Securitization Corp.
                    (LIQ)(NBGA) (a)                          1.57         6/01/2027                   7,565
        7,000  Golden State Tobacco Securitization Corp.
                    (LIQ)(INS) (a)                           1.56         6/01/2035                   7,000
        6,260  Grant Joint Union High School District
                    (INS)(LIQ) (a)                           1.62         8/01/2029                   6,260
        1,825  Hacienda La Puente USD (LOC - Union Bank
                    of California, N.A.)                     1.50        10/01/2009                   1,825
        4,750  Hanford (LOC - Union Bank of California,
                    N.A.)                                    1.59         4/01/2023                   4,750
       19,870  Health Facilities Financing Auth. (LIQ)
                    (a)                                      2.56        11/15/2042                  19,870
        5,800  Infrastructure and Economic Dev. Bank
                    (LOC - Allied Irish Banks plc)           1.52        10/01/2027                   5,800
        2,000  Infrastructure and Economic Dev. Bank
                    (LOC - California Bank & Trust)          1.57        10/01/2028                   2,000
        7,000  Infrastructure and Economic Dev. Bank
                    (INS)(LIQ)                               4.75         7/01/2032                   7,000
        9,740  Inglewood USD (LIQ)(INS) (a)                  1.53        10/15/2023                   9,740
       18,000  Irvine USD Communities Facilities
                    District (LIQ)(LOC - State Street
                    Bank and Trust Co.) (a)                  1.62         3/01/2012                  18,000
        2,690  Lemoore (LOC - Union Bank of California,
                    N.A.)                                    1.65        11/01/2020                   2,690
        7,815  Loma Linda (LOC - Union Bank of
                    California, N.A.)                        1.58         6/01/2025                   7,815
       26,285  Long Beach                                    1.60        10/01/2016                  26,285
       10,000  Long Beach Bond Financing Auth.
                    (LIQ)(NBGA) (a)                          1.75        11/15/2033                  10,000
       14,190  Long Beach USD (LIQ) (a)                      1.90         2/01/2011                  14,190
       10,000  Los Angeles (LOC - California Bank &
                    Trust)                                   1.53         8/01/2021                  10,000
        5,550  Los Angeles Department of Water and Power
                    (LIQ)(INS) (a)                           1.56         7/01/2035                   5,550
       12,850  Los Angeles Municipal Improvement Corp.
                    (LIQ) (a)                                1.56         1/01/2031                  12,850
        6,785  Montebello Public Financing Auth. (LOC -
                    Union Bank of California, N.A.)          1.58        12/01/2034                   6,785
        2,795  Paramount USD (INS)(LIQ) (a)                  1.58         8/01/2015                   2,795
       11,060  Riverside Electric (LIQ)(INS) (a)             1.55        10/01/2033                  11,060
        7,325  Sacramento City Financing Auth.
                    (INS)(LIQ) (a)                           2.42        12/01/2026                   7,325
        6,000  Sacramento County Sanitation Districts
                    Financing Auth. (LIQ)(PRE) (a)           1.63        12/01/2035                   6,000
        6,970  San Bernardino CCD (LIQ)(INS) (a)             1.53         8/01/2023                   6,970

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  P O R T F O L I O
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                              of INVESTMENTS (in thousands)
                              (continued)


USAA CALIFORNIA MONEY MARKET FUND
JUNE 30, 2008 (UNAUDITED)

    PRINCIPAL                                              COUPON             FINAL
       AMOUNT  SECURITY                                      RATE          MATURITY                   VALUE
 ----------------------------------------------------------------------------------------------------------
$      25,000  San Diego Public Facilities Financing
                     Auth. (LIQ)(LOC - Citigroup, Inc.)
                    (a)                                      1.54%        5/15/2009         $        25,000
       10,000  San Jose USD (LIQ)(LOC - Deutsche Bank
                    A.G.) (a)                                1.53         6/01/2031                  10,000
        5,925  Selma Public Financing Auth. (LOC -
                    Allied Irish Banks plc)                  1.52         9/15/2022                   5,925
       37,060  SPEAR (LIQ)(LOC - Deutsche Bank A.G.) (a)     1.53         8/01/2036                  37,060
        4,000  State (INS)(LIQ) (a)                          1.58        12/01/2012                   4,000
        9,995  State (INS)(LIQ) (a)                          1.58         6/01/2015                   9,995
        5,000  State (LIQ)(LOC - Dexia Credit Local) (a)     1.53         4/01/2017                   5,000
       21,000  State (PRE)(LIQ) (a)                          2.50         9/01/2028                  21,000
       15,160  State (PRE)(LIQ) (a)                          2.50        12/01/2030                  15,160
       17,055  State (PRE)(LIQ) (a)                          2.50        12/01/2030                  17,055
        3,200  Statewide Communities Dev. Auth. (LOC -
                    SunTrust Bank)                           1.55         6/01/2013                   3,200
        4,210  Statewide Communities Dev. Auth.
                    (LIQ)(LOC - Citigroup, Inc.) (a)         1.58         2/01/2015                   4,210
        5,515  Statewide Communities Dev. Auth. (LOC -
                    SunTrust Bank)                           1.50         4/01/2027                   5,515
        5,010  Statewide Communities Dev. Auth.
                    (LIQ)(LOC - Wells Fargo & Co.) (a)       1.61         7/01/2030                   5,010
        7,000  Statewide Communities Dev. Auth.
                    (LIQ)(LOC - Wells Fargo & Co.) (a)       1.61        10/01/2036                   7,000
        6,000  Statewide Communities Dev. Auth. (LOC -
                    City National Bank)                      1.65         8/01/2037                   6,000
       13,965  Statewide Communities Dev. Auth.
                    (INS)(LIQ) (a)                           1.62         8/15/2038                  13,965
        7,495  Statewide Communities Dev. Auth.
                    (LIQ)(NBGA) (a)                          2.59         9/01/2038                   7,495
        3,000  Sweetwater Union High School District
                    (LIQ)(INS) (a)                           1.57         8/01/2038                   3,000
        3,750  Univ. of California Regents (LIQ) (a)         2.56         5/15/2035                   3,750
       15,380  Univ. of California Regents (LIQ) (a)         1.53         5/15/2037                  15,380
        7,020  West Covina Public Financing Auth. (LOC -
                    Union Bank of California, N.A.)          1.58         5/01/2034                   7,020
        5,335  West Covina Public Financing Auth. (LOC -
                    Union Bank of California, N.A.)          1.58         5/01/2034                   5,335
       10,000  Whittier (LOC - Key Bank, N.A.)               1.63        12/01/2033                  10,000
                                                                                            ---------------
                                                                                                    516,370
                                                                                            ---------------
               PUERTO RICO (11.6%)
        6,000  Commonwealth Highway and Transportation
                     Auth. (LIQ)(LOC - Citigroup, Inc.)
                    (a)                                      1.58         8/29/2009                   6,000
        8,245  Commonwealth Highway and Transportation
                    Auth. (INS)(LIQ) (a)                     1.63         1/01/2016                   8,245
       11,055  Commonwealth Infrastructure Financing
                    Auth. (LIQ)(NBGA) (a)                    1.75         7/01/2024                  11,055
        7,070  Electric Power Auth. (INS)(LIQ) (a)           1.63         5/19/2009                   7,070
        4,950  Highways and Transportation Auth.
                    (LIQ)(LOC - Dexia Credit Local) (a)      1.65         7/01/2030                   4,950
       10,100  Highways and Transportation Auth.
                    (INS)(LIQ) (a)                           1.56         7/01/2036                  10,100
        4,000  Highways and Transportation Auth.
                    (INS)(LIQ) (a)                           4.00         7/01/2038                   4,000

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  P O R T F O L I O
=====================-----------------------------------------------------------
                              of INVESTMENTS (in thousands)
                              (continued)


USAA CALIFORNIA MONEY MARKET FUND
JUNE 30, 2008 (UNAUDITED)

    PRINCIPAL                                              COUPON             FINAL
       AMOUNT  SECURITY                                      RATE          MATURITY                   VALUE
 ----------------------------------------------------------------------------------------------------------
$      24,970  Highways and Transportation Auth.
                    (LIQ)(LOC - Dexia Credit Local) (a)      1.55%        7/01/2041         $        24,970
                                                                                            ---------------
                                                                                                     76,390
                                                                                            ---------------
               Total Variable-Rate Demand Notes (cost: $592,760)                                    592,760
                                                                                            ---------------


               PUT BONDS (4.0%)
               CALIFORNIA (3.2%)
        6,305  Los Angeles (LOC - Allied Irish Banks
                    plc)                                     4.00        11/01/2030                   6,395
        9,975  Los Angeles USD (LIQ)(LOC - U.S. Bank,
                    N.A.) (a)                                3.74         7/01/2030                   9,975
        5,000  Statewide Communities Dev. Auth.              1.95         4/01/2034                   5,000
                                                                                            ---------------
                                                                                                     21,370
                                                                                            ---------------
               PUERTO RICO (0.8%)
        5,500  Industrial, Medical and Environmental
                    Pollution Control Facilities
                    Financing Auth.                          2.25         3/01/2023                   5,500
                                                                                            ---------------
               Total Put Bonds (cost: $26,870)                                                       26,870
                                                                                            ---------------

               FIXED-RATE INSTRUMENTS (2.9%)
               CALIFORNIA (2.9%)
        2,500  Desert CCD                                    3.30 (b)     8/01/2008                   2,493
       10,000  Golden Empire Schools Financing Auth.         3.00         5/01/2009                  10,045
        6,500  Infrastructure and Economic Dev. Bank         4.00         2/01/2009                   6,568
                                                                                            ---------------
               Total Fixed-Rate Instruments(cost: $19,106)                                           19,106
                                                                                            ---------------


               TOTAL INVESTMENTS (COST: $638,736)                                       $           638,736
                                                                                         ==================

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                              to Portfolio of INVESTMENTS


USAA CALIFORNIA MONEY MARKET FUND
JUNE 30, 2008 (UNAUDITED)

GENERAL NOTES


USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA California Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or a significant event has been recognized are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

B. FAIR VALUE MEASUREMENTS - Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

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                              to Portfolio of INVESTMENTS
                              (continued)


USAA CALIFORNIA MONEY MARKET FUND
JUNE 30, 2008 (UNAUDITED)

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's assets carried at fair value:

Valuation Inputs                                      Investments in Securities
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
Level 1 - Quoted Prices                                                       $-
Level 2 - Other Significant Observable Inputs                        638,736,000
Level 3 - Significant Unobservable Inputs                                      -
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
Total                                                               $638,736,000
---------------------------------------------------- ---------------------------


C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund had no delayed-delivery or when-issued commitments as of June 30, 2008.

D. As of June 30, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $661,915,000 at June 30, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES
(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

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                              to Portfolio of INVESTMENTS
                              (continued)


USAA CALIFORNIA MONEY MARKET FUND
JUNE 30, 2008 (UNAUDITED)

(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.







ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    AUGUST 22, 2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    AUGUST 26, 2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    AUGUST 25, 2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.